Risk Management Overview - Schedule of Foreign Currency Denominated Monetary Assets and Liabilities (Details) - Market Risk [Member] - SGD [Member] - MYR (RM)	Jun. 30, 2026	Jun. 30, 2025
Schedule of Foreign Currency Denominated Monetary Assets and Liabilities [Line Items]
Assets	RM 12,291	RM 0
Liabilities